UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2009

Date of reporting period:	June 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended June 30, 2009

Total Return for the 12 Months Ended June 30, 2009
Class A	Class B	Class C	Class I	Class R	Class W	S&P Equal Weight Index[1]	Lipper Multi-Cap Core Funds Index[2]
–24.61%	–25.14%	–25.17%	–24.41%	–24.78%	–24.68%	–23.56%	–26.30%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12 months ended June 30, 2009 was a period characterized by the economy plunging into full-blown recession. After Lehman Brothers' September 2008 bankruptcy, a series of negative developments rapidly led to a freeze of the financial system and unprecedented government intervention, including a massive stimulus package and acquisitions of financial companies' shares. Amid the unfolding financial industry crisis, the broader economy began to worsen as well. The U.S. automobile industry contended with potential bankruptcies of the largest carmakers and the housing market showed no sign of improvement. Job losses continued to mount, with the unemployment rate reaching 9.5 percent at the end of June.

The second half of the period, however, was a time of so-called "green shoots" in the economy — some tentative signs of improvement in quite a few economic indicators. At the same time, the broad market, although volatile, rallied 3.16 percent for the six months ended June 30, 2009, as measured by the S&P 500® Index. It is unclear at this point whether the economy has reached and/or passed the bottom. As of the end of the period, conflicting trends — such as improving emerging markets on one hand and high unemployment and weak consumer spending on the other — left investors uncertain.

Performance Analysis

All share classes of Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index (the "Index") and outperformed the Lipper Multi-Cap Core Funds Index for the 12 months ended June 30, 2009, assuming no deduction of applicable sales charges.

Amid the turmoil of the period, consumer staples and health care were the best performing sectors for the Fund and the Index during the 12-month period, which was not surprising, in our view, as consumers continued to need essentials such as food and medicine, but sought to reduce spending on nonessentials. The worst performing sectors were energy, financials and industrials, all of which fell more than 30 percent during the period. The reduced demand in the global recession brought commodity prices down from their July 2008 highs, negatively affecting energy stocks' performance. In the financial sector the full extent of losses due to "toxic" assets remained unclear, contributing to volatility in the sector's performance. Many banks and other financial institutions continue to hoard cash, restricting credit especially for small and medium-size businesses.

Other performance trends within the Fund and the Index during the period included the underperformance of value stocks within every capitalization segment, as investors preferred larger, higher quality companies in the uncertain environment.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 06/30/09
Lennar Corp. (Class A)	0.3%
SLM Corp.	0.2
Office Depot, Inc.	0.2
International Paper Co.	0.2
Host Hotels & Resorts Inc.	0.2
M&T Bank Corp.	0.2
Jabil Circuit, Inc.	0.2
CB Richard Ellis Group, Inc. (Class A)	0.2
Penney (J.C.) Co., Inc.	0.2
Merck & Co., Inc.	0.2
TOP FIVE INDUSTRIES AS OF 06/30/09
Electric Utilities	5.9%
Medical Specialties	3.3
Real Estate Investment Trusts	2.8
Semiconductors	2.6
Oil & Gas Production	2.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's® 500 Composite Stock Price Index ("S&P 500"). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50 percent of the S&P 500's value; however, these same 50 companies represent roughly 10 percent of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended June 30, 2009
Symbol	Class A Shares* (since 07/28/97) VADAX	Class B Shares** (since 12/01/87) VADBX	Class C Shares† (since 07/28/97) VADCX	Class I Shares†† (since 07/28/97) VADDX	Class R Shares# (since 03/31/08) VADRX	Class W Shares## (since 03/31/08) VADWX
1 Year	–24.61%[3] –28.57 [4]	–25.14%[3] –28.18 [4]	–25.17%[3] –25.78 [4]	–24.41%[3] —	–24.78%[3] —	–24.68%[3] —
5 Years	–1.67 [3] –2.73 [4]	–2.40 [3] –2.66 [4]	–2.39 [3] –2.39 [4]	–1.42 [3] —	— —	— —
10 Years	1.73 [3] 1.18 [4]	1.12 [3] 1.12 [4]	0.99 [3] 0.99 [4]	1.97 [3] —	— —	— —
Since Inception	3.86 [3] 3.40 [4]	8.94 [3] 8.94 [4]	3.11 [3] 3.11 [4]	4.11 [3] —	–22.07 [3] —	–21.96 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Standard & Poor's Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on June 30, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/09 – 06/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/09	06/30/09	01/01/09 – 06/30/09
Class A
Actual (12.01% return)	$1,000.00	$1,120.10	$4.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61
Class B
Actual (11.68% return)	$1,000.00	$1,116.80	$8.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.35
Class C
Actual (11.63% return)	$1,000.00	$1,116.30	$8.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.35
Class I
Actual (12.17% return)	$1,000.00	$1,121.70	$3.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.47	$3.36
Class R
Actual (11.92% return)	$1,000.00	$1,119.20	$6.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.99	$5.86
Class W
Actual (11.98% return)	$1,000.00	$1,119.80	$5.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.74	$5.11

  @  Expenses are equal to the Fund's annualized expense ratios of 0.92%, 1.67%, 1.67%, 0.67%, 1.17% and 1.02% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of it's expenses, the annualized expense ratios would have been 0.93%, 1.68%, 1.68%, 0.68%, 1.18%, and 1.03% for Class A, Class B, Class C, Class I, Class R and Class W, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Fund's management fee and total expense ratio were competitive with the peer group average, and that the Fund's performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009

NUMBER OF SHARES		VALUE
	Common Stocks (99.7%)
	Advertising/Marketing Services (0.4%)
287,545	Interpublic Group of Companies, Inc. (The) (a)	$1,452,102
54,003	Omnicom Group, Inc.	1,705,415
		3,157,517
	Aerospace & Defense (2.0%)
35,714	ITT Corp.	1,589,273
33,005	Boeing Co.	1,402,712
69,722	FLIR Systems, Inc. (a)	1,572,928
27,218	General Dynamics Corp.	1,507,605
33,101	Goodrich Corp.	1,654,057
22,297	L-3 Communications Holdings, Inc.	1,546,966
20,239	Lockheed Martin Corp.	1,632,275
35,760	Northrop Grumman Corp.	1,633,517
20,017	Precision Castparts Corp.	1,461,842
36,279	Raytheon Co.	1,611,876
36,593	Rockwell Collins, Inc.	1,527,026
		17,140,077
	Agricultural Commodities/ Milling (0.2%)
64,773	Archer-Daniels-Midland Co.	1,733,973
	Air Freight/Couriers (0.8%)
35,018	C.H. Robinson Worldwide, Inc.	1,826,189
49,175	Expeditors International of Washington, Inc.	1,639,494
31,073	FedEx Corp.	1,728,280
36,706	United Parcel Service, Inc. (Class B)	1,834,933
		7,028,896
	Airlines (0.2%)
240,774	Southwest Airlines Co.	1,620,409
	Aluminum (0.2%)
160,640	Alcoa, Inc.	1,659,411

NUMBER OF SHARES		VALUE
	Apparel/Footwear (0.8%)
60,928	Coach, Inc. (a)	$1,637,744
29,833	Nike, Inc. (Class B)	1,544,753
33,800	Polo Ralph Lauren Corp.	1,809,652
26,983	V.F. Corp.	1,493,509
		6,485,658
	Apparel/Footwear Retail (1.0%)
61,466	Abercrombie & Fitch Co. (Class A)	1,560,622
106,820	Gap, Inc. (The)	1,751,848
149,243	Limited Brands, Inc.	1,786,438
90,256	Nordstrom, Inc.	1,795,192
57,278	TJX Companies, Inc. (The)	1,801,966
		8,696,066
	Auto Parts: O.E.M. (0.2%)
77,610	Johnson Controls, Inc.	1,685,689
	Automotive Aftermarket (0.2%)
144,484	Goodyear Tire & Rubber Co. (The) (a)	1,626,890
	Beverages: Alcoholic (0.6%)
36,359	Brown-Forman Corp. (Class B)	1,562,710
136,135	Constellation Brands Inc. (Class A) (a)	1,726,192
39,204	Molson Coors Brewing Co. (Class B)	1,659,505
		4,948,407
	Beverages: Non-Alcoholic (1.0%)
36,202	Coca-Cola Co. (The)	1,737,334
91,201	Coca-Cola Enterprises Inc.	1,518,496
79,098	Dr Pepper Snapple Group Inc.	1,676,087
52,906	Pepsi Bottling Group, Inc. (The)	1,790,339
29,655	PepsiCo, Inc.	1,629,839
		8,352,095

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.6%)
33,760	Amgen Inc. (a)	$1,787,254
30,899	Biogen Idec Inc. (a)	1,395,090
34,052	Celgene Corp. (a)	1,629,048
29,783	Cephalon, Inc. (a)	1,687,207
29,057	Genzyme Corp. (a)	1,617,603
37,580	Gilead Sciences, Inc. (a)	1,760,247
41,058	Life Technologies Corp (a)	1,712,940
23,414	Millipore Corp. (a)	1,643,897
		13,233,286
	Building Products (0.2%)
190,618	Masco Corp.	1,826,120
	Cable/Satellite TV (0.8%)
127,399	Comcast Corp. (Class A)	1,846,011
67,514	DIRECTV Group, Inc. (The) (a)	1,668,271
61,972	Scripps Networks Interactive (Class A)	1,724,681
55,645	Time Warner Cable	1,762,277
		7,001,240
	Casino/Gaming (0.4%)
98,324	International Game Technology	1,563,352
47,771	Wynn Resorts, Ltd. (a)	1,686,316
		3,249,668
	Chemicals: Agricultural (0.4%)
20,722	CF Industries Holdings, Inc	1,536,329
21,888	Monsanto Co.	1,627,154
		3,163,483
	Chemicals: Major Diversified (0.8%)
108,341	Dow Chemical Co. (The)	1,748,624
64,026	Du Pont (E.I.) de Nemours & Co.	1,640,346
41,711	Eastman Chemical Co.	1,580,847
54,420	International Flavors & Fragrances, Inc.	1,780,622
		6,750,439

NUMBER OF SHARES		VALUE
	Chemicals: Specialty (0.6%)
27,210	Air Products & Chemicals, Inc.	$1,757,494
22,161	Praxair, Inc.	1,574,982
34,422	Sigma-Aldrich Corp.	1,705,954
		5,038,430
	Coal (0.6%)
44,940	CONSOL Energy, Inc.	1,526,162
80,542	Massey Energy Co.	1,573,791
50,931	Peabody Energy Corp.	1,536,079
		4,636,032
	Commercial Printing/ Forms (0.2%)
139,467	Donnelley (R.R.) & Sons Co.	1,620,607
	Computer Communications (0.6%)
84,500	Cisco Systems, Inc. (a)	1,575,080
71,309	Juniper Networks, Inc. (a)	1,682,892
137,298	QLogic Corp. (a)	1,740,939
		4,998,911
	Computer Peripherals (0.8%)
122,041	EMC Corp. (a)	1,598,737
104,835	Lexmark International, Inc. (Class A) (a)	1,661,635
85,803	NetApp, Inc	1,692,035
42,000	Seagate Technology Inc. (Escrow) (d)(a)	0
62,422	Western Digital Corp (a)	1,654,183
		6,606,590
	Computer Processing Hardware (0.8%)
11,463	Apple Inc. (a)	1,632,675
132,960	Dell Inc. (a)	1,825,541
44,236	Hewlett-Packard Co.	1,709,721
192,697	Sun Microsytems (a)	1,776,666
		6,944,603
	Construction Materials (0.2%)
36,693	Vulcan Materials Co.	1,581,468

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Containers/Packaging (1.0%)
38,147	Ball Corp.	$1,722,719
66,282	Bemis Company, Inc.	1,670,306
62,840	Owens-Illinois, Inc. (a)	1,760,148
86,620	Pactiv Corp. (a)	1,879,654
89,566	Sealed Air Corp.	1,652,493
		8,685,320
	Contract Drilling (0.8%)
19,552	Diamond Offshore Drilling, Inc.	1,623,793
45,913	ENSCO International Inc.	1,600,986
100,677	Nabors Industries, Ltd. (Bermuda) (a)	1,568,548
78,640	Rowan Companies, Inc.	1,519,325
		6,312,652
	Data Processing Services (1.6%)
39,708	Affiliated Computer Services, Inc. (Class A) (a)	1,763,829
49,524	Automatic Data Processing, Inc.	1,755,131
187,443	Convergys Corp. (a)	1,739,471
89,424	Fidelity National Information Services, Inc.	1,784,903
37,574	Fiserv, Inc. (a)	1,717,132
66,156	Paychex, Inc.	1,667,131
120,206	Total System Services, Inc.	1,609,558
99,055	Western Union Co.	1,624,502
		13,661,657
	Department Stores (0.6%)
36,551	Kohl's Corp. (a)	1,562,555
140,364	MACY'S Inc.	1,650,681
66,430	Penney (J.C.) Co., Inc.	1,907,205
		5,120,441
	Discount Stores (1.2%)
87,304	Big Lots, Inc. (a)	1,836,003
38,322	Costco Wholesale Corp.	1,751,315
55,091	Family Dollar Stores, Inc.	1,559,075
24,331	Sears Holdings Corp. (a)	1,618,498

NUMBER OF SHARES		VALUE
40,393	Target Corp.	$1,594,312
33,189	Wal-Mart Stores, Inc.	1,607,675
		9,966,878
	Drugstore Chains (0.4%)
55,619	CVS/Caremark Corp.	1,772,577
53,357	Walgreen Co.	1,568,696
		3,341,273
	Electric Utilities (5.9%)
163,974	AES Corp. (The) (a)	1,903,738
66,605	Allegheny Energy, Inc. (a)	1,708,418
73,412	Ameren Corp.	1,827,225
62,285	American Electric Power Co., Inc.	1,799,414
148,720	CenterPoint Energy, Inc.	1,647,818
146,641	CMS Energy Corp.	1,771,423
48,030	Consolidated Edison, Inc.	1,797,282
65,720	Constellation Energy Group	1,746,838
48,861	Dominion Resources, Inc.	1,632,935
51,078	DTE Energy Co.	1,634,496
110,946	Duke Energy Corp.	1,618,702
55,830	Edison International	1,756,412
22,987	Entergy Corp.	1,781,952
35,383	Exelon Corp.	1,811,963
45,801	FirstEnergy Corp.	1,774,789
30,973	FPL Group, Inc.	1,761,125
55,569	Integrys Energy Group, Inc.	1,666,514
72,769	Northeast Utilities	1,623,476
133,764	Pepco Holdings, Inc.	1,797,788
42,395	PG&E Corp.	1,629,664
55,053	Pinnacle West Capital Corp.	1,659,848
53,562	PPL Corp.	1,765,404
43,291	Progress Energy, Inc.	1,637,699
55,323	Public Service Enterprise Group Inc.	1,805,189
56,436	SCANA Corp.	1,832,477
52,229	Southern Co. (The)	1,627,456
133,674	TECO Energy, Inc.	1,594,731
39,740	Wisconsin Energy Corp.	1,617,815
97,572	Xcel Energy, Inc.	1,796,300
		50,028,891

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.6%)
55,130	Cooper Industries Ltd. (Class A) (Bermuda)	$1,711,786
48,801	Emerson Electric Co.	1,581,152
112,981	Molex Inc.	1,756,855
		5,049,793
	Electronic Components (1.0%)
55,830	Amphenol Corporation (Class A)	1,766,461
104,761	Corning Inc. (a)	1,682,462
257,962	Jabil Circuit, Inc.	1,914,078
88,830	MEMC Electronic Materials, Inc. (a)	1,582,062
121,446	SanDisk Corp. (a)	1,784,042
		8,729,105
	Electronic Equipment/ Instruments (0.6%)
89,692	Agilent Technologies, Inc. (a)	1,821,644
274,699	JDS Uniphase Corp. (a)	1,571,278
262,172	Xerox Corp. (a)	1,698,875
		5,091,797
	Electronic Production Equipment (0.8%)
145,605	Applied Materials, Inc.	1,597,287
66,294	KLA-Tencor Corp.	1,673,923
106,255	Novellus Systems, Inc. (a)	1,774,459
267,733	Teradyne, Inc. (a)	1,836,648
		6,882,317
	Electronics/Appliance Stores (0.4%)
51,397	Best Buy Co., Inc.	1,721,285
114,853	RadioShack Corp.	1,603,348
		3,324,633
	Electronics/Appliances (0.6%)
560,963	Eastman Kodak Co.	1,660,450
96,507	Harman International Industries, Inc.	1,814,332
36,880	Whirlpool Corp.	1,569,613
		5,044,395

NUMBER OF SHARES		VALUE
	Engineering & Construction (0.6%)
31,804	Fluor Corp.	$1,631,227
37,822	Jacobs Engineering Group, Inc. (a)	1,591,928
67,266	Quanta Services, Inc (a)	1,555,863
		4,779,018
	Environmental Services (0.4%)
68,061	Republic Services, Inc.	1,661,369
56,652	Waste Management, Inc.	1,595,320
		3,256,689
	Finance/Rental/Leasing (1.2%)
79,133	Capital One Financial Corp.	1,731,430
682,252	CIT Group, Inc.	1,466,842
171,540	Discover Financial Services	1,761,716
10,951	Mastercard Inc. Class A (a)	1,832,212
54,490	Ryder System, Inc.	1,521,361
201,947	SLM Corp.	2,073,996
		10,387,557
	Financial Conglomerates (1.2%)
71,715	American Express Co.	1,666,657
557,424	Citigroup, Inc.	1,655,549
50,487	JPMorgan Chase & Co.	1,722,112
80,320	Leucadia National Corp. (a)	1,693,949
93,002	Principal Financial Group, Inc.	1,752,158
46,234	Prudential Financial, Inc.	1,720,829
		10,211,254
	Financial Publishing/ Services (0.8%)
19,956	Dun & Bradstreet Corp. (a)	1,620,627
61,231	Equifax, Inc.	1,598,129
53,848	McGraw-Hill Companies, Inc. (The)	1,621,363
61,396	Moody's Corp.	1,617,785
		6,457,904
	Food Distributors (0.2%)
67,514	SYSCO Corp.	1,517,715

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Food Retail (0.8%)
82,340	Kroger Co. (The)	$1,815,597
84,425	Safeway Inc.	1,719,737
100,550	SUPERVALU, Inc.	1,302,123
88,957	Whole Foods Market, Inc.	1,688,404
		6,525,861
	Food: Major Diversified (1.4%)
55,958	Campbell Soup Co.	1,646,284
86,339	ConAgra Foods Inc.	1,645,621
29,216	General Mills, Inc.	1,636,680
43,645	Heinz (H.J.) Co.	1,558,127
36,641	Kellogg Co.	1,706,371
62,917	Kraft Foods Inc. (Class A)	1,594,317
176,461	Sara Lee Corp.	1,722,259
		11,509,659
	Food: Meat/Fish/Dairy (0.6%)
95,052	Dean Foods Co.	1,824,048
51,248	Hormel Foods Corp.	1,770,106
127,391	Tyson Foods, Inc. (Class A)	1,606,401
		5,200,555
	Food: Specialty/Candy (0.6%)
45,980	Hershey Foods Co. (The)	1,655,280
49,650	McCormick & Co., Inc. (Non-Voting)	1,615,115
36,217	Smucker (J.M.) Co.	1,762,319
		5,032,714
	Forest Products (0.2%)
55,339	Weyerhaeuser Co.	1,683,966
	Gas Distributors (1.4%)
785,875	Dynegy, Inc. (Class A) (a)	1,783,936
48,665	EQT Corp.	1,698,895
50,791	Nicor Inc.	1,758,384
140,610	NiSource, Inc.	1,639,513
53,288	Questar Corp.	1,655,125
36,180	Sempra Energy	1,795,613
105,810	Spectra Energy Corp.	1,790,305
		12,121,771

NUMBER OF SHARES		VALUE
	Home Building (1.0%)
209,364	Centex Corp.	$1,771,219
170,260	D.R. Horton, Inc.	1,593,634
119,220	KB Home	1,630,930
226,833	Lennar Corp. (Class A)	2,198,012
182,089	Pulte Homes, Inc.	1,607,846
		8,801,641
	Home Furnishings (0.4%)
108,140	Leggett & Platt, Inc.	1,646,972
149,696	Newell Rubbermaid, Inc.	1,558,335
		3,205,307
	Home Improvement Chains (0.8%)
53,064	Fastenal Co.	1,760,133
67,973	Home Depot, Inc. (The)	1,606,202
85,130	Lowe's Companies, Inc.	1,652,373
29,838	Sherwin-Williams Co.	1,603,793
		6,622,501
	Hospital/Nursing Management (0.2%)
635,624	Tenet Healthcare Corp. (a)	1,792,460
	Hotels/Resorts/ Cruiselines (0.8%)
63,518	Carnival Corp (Panama) (Units) (c)	1,636,859
80,070	Marriott International, Inc. (Class A)	1,767,153
70,585	Starwood Hotels & Resorts Worldwide, Inc.	1,566,987
143,662	Wyndham Worldwide Corp. (a)	1,741,183
		6,712,182
	Household/Personal Care (1.2%)
68,278	Avon Products, Inc.	1,760,207
28,513	Clorox Co. (The)	1,591,881
25,039	Colgate-Palmolive Co.	1,771,259
55,170	Estee Lauder Companies, Inc. (The) (Class A)	1,802,404

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
31,552	Kimberly-Clark Corp.	$1,654,271
34,894	Procter & Gamble Co. (The)	1,783,083
		10,363,105
	Industrial Conglomerates (1.4%)
28,446	3M Co.	1,709,605
26,123	Danaher Corp.	1,612,834
138,921	General Electric Co. (b)	1,628,154
49,871	Honeywell International, Inc.	1,565,949
184,259	Textron, Inc.	1,779,942
31,043	United Technologies Corp.	1,612,994
		9,909,478
	Industrial Machinery (1.0%)
37,894	Eaton Corp.	1,690,451
23,371	Flowserve Corp. (a)	1,631,530
47,294	Illinois Tool Works Inc.	1,765,958
40,330	Parker Hannifin Corp.	1,732,577
52,179	Rockwell Automation, Inc.	1,675,989
		8,496,505
	Industrial Specialties (0.4%)
42,283	Ecolab Inc.	1,648,614
39,389	PPG Industries, Inc.	1,729,177
		3,377,791
	Information Technology Services (1.0%)
49,299	Citrix Systems, Inc. (a)	1,572,145
62,183	Cognizant Technology Solutions Corp. (Class A) (a)	1,660,286
36,911	Computer Sciences Corp. (a)	1,635,157
16,687	International Business Machines Corp.	1,742,457
69,481	Teradata Corp	1,627,940
		8,237,985
	Insurance Brokers/ Services (0.4%)
42,485	AON Corp.	1,608,907
85,446	Marsh & McLennan Companies, Inc.	1,720,028
		3,328,935

NUMBER OF SHARES		VALUE
	Integrated Oil (1.2%)
23,490	Chevron Corp.	$1,556,213
37,206	ConocoPhillips	1,564,884
24,870	Exxon Mobil Corp.	1,738,662
30,045	Hess Corp.	1,614,919
56,217	Marathon Oil Corp.	1,693,818
29,094	Murphy Oil Corp.	1,580,386
		9,748,882
	Internet Retail (0.4%)
19,271	Amazon.com, Inc. (a)	1,612,212
76,994	GameStop Corp (Class A) (a)	1,694,638
		3,306,850
	Internet Software/ Services (0.8%)
86,112	Akamai Technologies, Inc. (a)	1,651,628
3,941	Google Inc. (Class A) (a)	1,661,486
85,954	VeriSign, Inc. (a)	1,588,430
111,837	Yahoo! Inc. (a)	1,751,367
		6,652,911
	Investment Banks/ Brokers (1.8%)
68,868	Ameriprise Financial, Inc.	1,671,426
4,881	CME Group Inc.	1,518,528
1,391,365	E*TRADE Group, Inc. (a)	1,780,947
11,170	Goldman Sachs Group, Inc. (The)	1,646,905
15,330	Intercontinental Exchange, Inc. (a)	1,751,299
56,553	Morgan Stanley (Note 4)	1,612,326
83,468	Nasdaq Stock Market Inc. (a)	1,778,703
56,433	NYSE Euronext	1,537,799
89,997	Schwab (Charles) Corp. (The)	1,578,547
		14,876,480
	Investment Managers (1.4%)
72,212	Federated Investors, Inc. (Class B)	1,739,587
24,084	Franklin Resources, Inc.	1,734,289
91,462	Invesco, Ltd	1,629,853
151,158	Janus Capital Group, Inc.	1,723,201

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
73,719	Legg Mason, Inc.	$1,797,269
37,814	Price (T.) Rowe Group, Inc.	1,575,709
36,844	State Street Corp.	1,739,037
		11,938,945
	Life/Health Insurance (1.2%)
51,407	AFLAC, Inc.	1,598,244
259,859	Genworth Financial Inc. (Class A)	1,816,414
104,807	Lincoln National Corp.	1,803,728
56,636	MetLife, Inc.	1,699,646
43,303	Torchmark Corp.	1,603,943
99,178	UnumProvident Corp.	1,572,963
		10,094,938
	Major Banks (2.1%)
133,664	Bank of America Corp.	1,764,365
59,697	Bank of New York Mellon Corp.	1,749,719
72,893	BB&T Corp.	1,602,188
76,962	Comerica, Inc.	1,627,746
389,215	Huntington Bancshares, Inc.	1,626,919
263,384	KeyCorp	1,380,132
43,978	PNC Financial Services Group	1,706,786
387,105	Regions Financial Corp.	1,563,904
98,264	SunTrust Banks, Inc.	1,616,443
94,442	U.S. Bancorp	1,692,401
66,092	Wells Fargo & Co.	1,603,392
		17,933,995
	Major Telecommunications (0.6%)
66,503	AT&T Inc.	1,651,935
356,257	Sprint Nextel Corp.	1,713,596
53,902	Verizon Communications, Inc.	1,656,408
		5,021,939
	Managed Health Care (1.2%)
68,251	Aetna, Inc.	1,709,688
63,342	CIGNA Corp.	1,525,909

NUMBER OF SHARES		VALUE
85,085	Coventry Health Care, Inc. (a)	$1,591,940
53,290	Humana, Inc. (a)	1,719,135
69,486	UnitedHealth Group Inc.	1,735,760
31,392	WellPoint Inc. (a)	1,597,539
		9,879,971
	Media Conglomerates (0.9%)
217,813	CBS Corp. (Class B)	1,507,266
71,845	Disney (Walt) Co. (The)	1,676,144
167,584	News Corp. (Class A)	1,526,690
63,569	Time Warner Inc	1,601,303
68,646	Viacom Inc. (Class B) (a)	1,558,264
		7,869,667
	Medical Distributors (0.8%)
96,506	AmerisourceBergen Corp.	1,712,016
50,481	Cardinal Health, Inc.	1,542,195
39,240	McKesson Corp.	1,726,560
84,790	Patterson Companies, Inc. (a)	1,839,943
		6,820,714
	Medical Specialties (3.3%)
23,766	Bard (C.R.), Inc.	1,769,379
34,384	Baxter International, Inc.	1,820,977
23,119	Becton, Dickinson & Co.	1,648,616
187,583	Boston Scientific Corp. (a)	1,902,092
53,238	DENTSPLY International, Inc.	1,624,824
48,373	Hospira, Inc. (a)	1,863,328
9,921	Intuitive Surgical, Inc. (a)	1,623,671
47,077	Medtronic, Inc.	1,642,517
64,090	Pall Corp.	1,702,230
98,224	PerkinElmer, Inc.	1,709,098
44,153	St. Jude Medical, Inc. (a)	1,814,688
39,911	Stryker Corp.	1,586,063
41,264	Thermo Fisher Scientific, Inc. (a)	1,682,333
47,117	Varian Medical Systems, Inc. (a)	1,655,691
36,011	Waters Corp. (a)	1,853,486
41,606	Zimmer Holdings, Inc. (a)	1,772,416
		27,671,409

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Medical/Nursing Services (0.2%)
36,713	DaVita, Inc. (a)	$1,815,825
	Miscellaneous Commercial Services (0.4%)
78,850	Cintas Corp.	1,800,934
61,101	Iron Mountain Inc. (a)	1,756,654
		3,557,588
	Miscellaneous Manufacturing (0.2%)
52,638	Dover Corp.	1,741,791
	Motor Vehicles (0.4%)
308,923	Ford Motor Co. (a)	1,875,163
102,974	Harley-Davidson, Inc.	1,669,209
		3,544,372
	Multi-Line Insurance (0.4%)
1,044,931	American International Group, Inc.	1,212,120
143,080	Hartford Financial Services Group, Inc. (The)	1,698,360
		2,910,480
	Office Equipment/ Supplies (0.4%)
61,632	Avery Dennison Corp.	1,582,710
75,483	Pitney Bowes, Inc.	1,655,342
		3,238,052
	Oil & Gas Pipelines (0.4%)
188,193	El Paso Corp.	1,737,021
103,345	Williams Companies, Inc. (The)	1,613,215
		3,350,236
	Oil & Gas Production (2.5%)
38,801	Anadarko Petroleum Corp.	1,761,177
21,220	Apache Corp.	1,531,023
51,141	Cabot Oil & Gas Corp.	1,566,960
84,345	Chesapeake Energy Corp.	1,672,561
108,316	Denbury Resources Inc. (a)	1,595,495
27,165	Devon Energy Corp.	1,480,493

NUMBER OF SHARES		VALUE
22,865	EOG Resources, Inc.	$1,552,991
26,574	Noble Energy, Inc.	1,567,069
27,387	Occidental Petroleum Corp.	1,802,338
61,585	Pioneer Natural Resources Co. (a)	1,570,418
35,918	Range Resources Corp.	1,487,364
41,681	Southwestern Energy Co. (a)	1,619,307
44,689	XTO Energy Inc.	1,704,438
		20,911,634
	Oil Refining/Marketing (0.6%)
72,241	Sunoco, Inc.	1,675,991
114,033	Tesoro Corp.	1,451,640
102,794	Valero Energy Corp.	1,736,191
		4,863,822
	Oilfield Services/ Equipment (1.6%)
46,883	Baker Hughes Inc.	1,708,417
121,669	BJ Services Co.	1,658,348
60,297	Cameron International Corp. (a)	1,706,405
42,610	FMC Technologies, Inc. (a)	1,601,284
76,170	Halliburton Co.	1,576,719
51,472	National-Oilwell Varco, Inc. (a)	1,681,076
30,544	Schlumberger Ltd. (Netherlands Antilles)	1,652,736
66,655	Smith International, Inc.	1,716,366
		13,301,351
	Other Consumer Services (1.0%)
26,700	Apollo Group, Inc. (Class A) (a)	1,898,904
103,949	Block (H&R), Inc.	1,791,041
35,568	DeVry, Inc. (a)	1,779,823
92,520	eBay Inc. (a)	1,584,868
106,641	Expedia, Inc. (a)	1,611,346
		8,665,982
	Other Consumer Specialties (0.2%)
50,632	Fortune Brands, Inc.	1,758,956

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals (0.2%)
178,489	Titanium Metals Corp.	$1,640,314
	Packaged Software (2.4%)
60,247	Adobe Systems, Inc. (a)	1,704,990
86,029	Autodesk, Inc. (a)	1,632,830
45,927	BMC Software, Inc. (a)	1,551,873
102,615	CA Inc.	1,788,579
228,310	Compuware Corp. (a)	1,566,207
62,906	Intuit Inc. (a)	1,771,433
40,140	McAfee Inc. (a)	1,693,507
73,017	Microsoft Corp. (b)	1,735,614
379,191	Novell, Inc. (a)	1,717,735
77,383	Oracle Corp. (a)	1,657,544
44,275	Salesforce.com Inc. (a)	1,689,977
111,274	Symantec Corp. (a)	1,731,423
		20,241,712
	Personnel Services (0.4%)
144,248	Monster Worldwide Inc. (a)	1,703,569
79,957	Robert Half International, Inc.	1,888,584
		3,592,153
	Pharmaceuticals: Generic Drugs (0.4%)
122,415	Mylan Laboratories, Inc.	1,597,516
55,918	Watson Pharmaceuticals, Inc. (a)	1,883,877
		3,481,393
	Pharmaceuticals: Major (1.6%)
37,138	Abbott Laboratories	1,746,972
85,861	Bristol-Myers Squibb Co.	1,743,837
28,503	Johnson & Johnson	1,618,970
47,426	Lilly (Eli) & Co.	1,642,837
68,198	Merck & Co., Inc.	1,906,816
106,583	Pfizer, Inc. (b)	1,598,745
67,174	Schering-Plough Corp.	1,687,411
35,567	Wyeth	1,614,386
		13,559,974

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Other (0.6%)
34,396	Allergan, Inc.	$1,636,562
72,360	Forest Laboratories, Inc. (a)	1,816,960
179,760	King Pharmaceuticals, Inc. (a)	1,731,089
		5,184,611
	Precious Metals (0.4%)
31,808	Freeport-McMoRan Copper & Gold, Inc.	1,593,899
38,174	Newmont Mining Corp.	1,560,171
		3,154,070
	Property - Casualty Insurers (1.4%)
67,625	Allstate Corp. (The)	1,650,050
43,977	Chubb Corp. (The)	1,753,803
70,429	Cincinnati Financial Corp.	1,574,088
58,266	Loews Corp.	1,596,488
116,482	Progressive Corp. (The)	1,760,043
41,992	St. Paul Travelers Companies, Inc. (The)	1,723,352
157,350	XL Capital Ltd. (Class A) (Cayman Islands)	1,803,231
		11,861,055
	Publishing: Books/ Magazines (0.2%)
60,331	Meredith Corp.	1,541,457
	Publishing: Newspapers (0.6%)
492,211	Gannett Co., Inc.	1,757,193
281,192	New York Times Co. (The) (Class A)	1,549,368
5,161	Washington Post Co. (The) (Class B)	1,817,601
		5,124,162
	Pulp & Paper (0.4%)
128,512	International Paper Co.	1,944,387
102,682	MeadWestvaco Corp.	1,685,012
		3,629,399

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
	Railroads (0.8%)
22,852	Burlington Northern Santa Fe Corp.	$1,680,536
46,260	CSX Corp.	1,601,984
42,266	Norfolk Southern Corp.	1,592,160
30,746	Union Pacific Corp.	1,600,637
		6,475,317
	Real Estate Development (0.2%)
204,282	CB Richard Ellis Group, Inc. (Class A) (a)	1,912,080
	Real Estate Investment Trusts (2.8%)
175,880	Apartment Investment & Management Co. (Class A)	1,556,538
28,370	AvalonBay Communities, Inc.	1,587,018
36,332	Boston Properties, Inc.	1,733,036
71,405	Equity Residential	1,587,333
80,578	HCP Inc.	1,707,448
51,547	Health Care REIT, Inc.	1,757,753
230,684	Host Hotels & Resorts Inc.	1,935,439
173,750	Kimco Realty Corp.	1,746,188
59,656	Plum Creek Timber Co., Inc.	1,776,556
193,086	ProLogis	1,556,273
24,706	Public Storage, Inc.	1,617,749
33,734	Simon Property Group, Inc.	1,734,940
56,867	Ventas, Inc.	1,698,049
39,181	Vornado Realty Trust	1,764,320
		23,758,640
	Recreational Products (0.6%)
85,281	Electronic Arts Inc. (a)	1,852,303
70,287	Hasbro, Inc.	1,703,757
97,485	Mattel, Inc.	1,564,634
		5,120,694
	Regional Banks (1.2%)
239,761	Fifth Third Bancorp	1,702,303
138,050	First Horizon National Corp.	1,656,600
37,757	M&T Bank Corp.	1,922,964
341,126	Marshall & Ilsley Corp	1,637,405

NUMBER OF SHARES		VALUE
32,548	Northern Trust Corp.	$1,747,177
131,572	Zions Bancorporation	1,520,972
		10,187,421
	Restaurants (0.8%)
50,923	Darden Restaurants, Inc.	1,679,441
30,377	McDonald's Corp.	1,746,374
115,376	Starbucks Corp. (a)	1,602,573
47,459	Yum! Brands, Inc.	1,582,283
		6,610,671
	Savings Banks (0.4%)
120,025	Hudson City Bancorp, Inc.	1,595,132
116,944	People's United Financial Inc.	1,758,838
		3,353,970
	Semiconductors (2.6%)
413,113	Advanced Micro Devices, Inc. (a)	1,598,747
97,902	Altera Corp.	1,593,845
66,089	Analog Devices, Inc.	1,637,685
67,539	Broadcom Corp. (Class A) (a)	1,674,292
110,370	Intel Corp. (b)	1,826,624
79,132	Linear Technology Corp.	1,847,732
350,603	LSI Logic Corp. (a)	1,598,750
78,639	Microchip Technology Inc.	1,773,309
299,953	Micron Technology, Inc. (a)	1,517,762
125,204	National Semiconductor Corp.	1,571,310
157,489	NVIDIA Corp. (a)	1,778,051
73,811	Texas Instruments Inc.	1,572,174
79,658	Xilinx, Inc.	1,629,803
		21,620,084
	Services to the Health Industry (1.2%)
24,082	Express Scripts, Inc. (a)	1,655,638
130,988	IMS Health Inc.	1,663,548
26,468	Laboratory Corp. of America Holdings (a)	1,794,266
34,687	Medco Health Solutions Inc. (a)	1,582,074

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES		VALUE
30,267	Quest Diagnostics Inc.	$1,707,967
31,225	Stericycle, Inc. (a)	1,609,024
		10,012,517
	Specialty Insurance (0.4%)
72,687	Assurant, Inc.	1,751,030
357,699	MBIA Inc.	1,548,837
		3,299,867
	Specialty Stores (1.4%)
93,714	AutoNation, Inc. (a)	1,625,938
11,346	AutoZone, Inc. (a)	1,714,494
59,057	Bed Bath & Beyond Inc. (a)	1,816,003
429,936	Office Depot, Inc. (a)	1,960,508
47,133	O'Reilly Automotive, Inc. (a)	1,794,825
78,639	Staples, Inc.	1,586,149
64,314	Tiffany & Co.	1,631,003
		12,128,920
	Specialty Telecommunications (1.0%)
53,920	American Tower Corp. (Class A) (a)	1,700,098
56,946	CenturyTel, Inc.	1,748,242
240,412	Frontier Communications Corp	1,716,542
443,978	Qwest Communications International, Inc. (a)	1,842,509
215,229	Windstream Corp.	1,799,314
		8,806,705
	Steel (0.8%)
93,149	AK Steel Holding Corp. (a)	1,787,529
46,258	Allegheny Technologies, Inc.	1,615,792
37,854	Nucor Corp.	1,681,853
42,554	United States Steel Corp.	1,520,880
		6,606,054
	Telecommunication Equipment (1.0%)
166,545	Ciena Corp. (a)	1,723,741
61,334	Harris Corp.	1,739,432
261,661	Motorola, Inc.	1,734,812

NUMBER OF SHARES		VALUE
37,085	QUALCOMM, Inc.	$1,676,242
305,716	Tellabs, Inc. (a)	1,751,753
		8,625,980
	Tobacco (0.8%)
97,425	Altria Group, Inc.	1,596,796
25,590	Lorillard, Inc	1,734,234
37,929	Philip Morris International	1,654,463
43,405	Reynolds American, Inc.	1,676,301
		6,661,794
	Tools/Hardware (0.6%)
61,249	Black & Decker Corp.	1,755,396
53,667	Snap-On, Inc.	1,542,390
48,205	Stanley Works (The)	1,631,257
		4,929,043
	Trucks/Construction/Farm Machinery (1.0%)
47,511	Caterpillar Inc.	1,569,763
49,589	Cummins Inc.	1,746,029
39,909	Deere & Co.	1,594,365
274,699	Manitowoc Co., Inc.	1,444,917
53,352	PACCAR, Inc.	1,734,474
		8,089,548
	Wholesale Distributors (0.4%)
48,344	Genuine Parts Co.	1,622,425
21,842	Grainger (W.W.), Inc.	1,788,423
		3,410,848
	Wireless Telecommunications (0.2%)
104,800	Metropcs Communications Inc. (a)	1,394,888
	Total Common Stocks (Cost $612,263,570)	839,049,801

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2009 continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (e) (0.4%)
	Investment Company
3,400	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,400,232)	$3,400,232
Total Investments (Cost $615,663,802) (f)(g)	100.1%	842,450,033
Liabilities in Excess of Other Assets	(0.1)	(440,387)
Net Assets	100.0%	$842,009,646

  (a)  Non-income producing security.

  (b)  A portion of this security has been physically segregated in connection with open futures contracts.

  (c)  Consist of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.

  (d)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (f)  Securities have been designated as collateral in connection with open futures contracts.

  (g)  The aggregate cost for federal income tax purposes is $679,305,794. The aggregate gross unrealized appreciation is $224,175,109 and the aggregate gross unrealized depreciation is $61,030,870 resulting in net unrealized appreciation of $163,144,239.

Futures Contracts Open at June 30, 2009:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
115	Long	S&P 500 Mini Index September 2009	$5,264,125	$107,083

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$136,055,617		16.1%
Electronic Technology	86,639,464		10.3
Health Technology	63,130,673		7.5
Utilities	62,150,662		7.4
Consumer Non-Durables	58,553,987		7.0
Retail Trade	59,033,423		7.0
Technology Services	48,794,265		5.8
Consumer Services	46,775,029		5.6
Energy Minerals	40,160,370		4.8
Producer Manufacturing	40,036,976		4.7
Consumer Durables	34,031,298		4.0
Process Industries	32,378,835		3.8
Industrial Services	30,999,946		3.7
Health Services	23,500,773		2.8
Commercial Services	18,385,769		2.2
Non-Energy Minerals	16,325,283		1.9
Communications	15,223,532		1.8
Transportation	15,124,622		1.8
Distribution Services	11,749,277		1.4
Investment Company	3,400,232		0.4
	$842,450,033	^	100.0%

  ^  Does not include open long futures contracts with an underlying face amount of $5,264,125 with total unrealized appreciation of $107,083.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2009

Assets:
Investments in securities, at value (cost $611,390,728)	$837,208,096
Investment in affiliates, at value (cost $4,273,074)	5,241,937
Receivable for:
Investments sold	4,719,257
Dividends	1,159,538
Shares of beneficial interest sold	386,108
Dividends from affiliate	948
Foreign withholding taxes reclaimed	892
Prepaid expenses and other assets	170,737
Total Assets	848,887,513
Liabilities:
Payable for:
Investments purchased	4,631,830
Shares of beneficial interest redeemed	1,049,598
Distribution fee	297,313
Transfer agent fee	204,406
Investment advisory fee	90,251
Administration fee	60,745
Variation margin	32,775
Accrued expenses and other payables	510,949
Total Liabilities	6,877,867
Net Assets	$842,009,646
Composition of Net Assets:
Paid-in-capital	$813,646,076
Net unrealized appreciation	226,893,314
Accumulated undistributed net investment income	9,344,620
Accumulated net realized loss	(207,874,364)
Net Assets	$842,009,646
Class A Shares:
Net Assets	$486,936,885
Shares Outstanding (unlimited authorized, $.01 par value)	24,173,786
Net Asset Value Per Share	$20.14
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$21.26
Class B Shares:
Net Assets	$155,327,565
Shares Outstanding (unlimited authorized, $.01 par value)	7,736,861
Net Asset Value Per Share	$20.08
Class C Shares:
Net Assets	$51,533,524
Shares Outstanding (unlimited authorized, $.01 par value)	2,644,030
Net Asset Value Per Share	$19.49
Class I Shares:
Net Assets	$148,050,839
Shares Outstanding (unlimited authorized, $.01 par value)	7,304,308
Net Asset Value Per Share	$20.27
Class R Shares:
Net Assets	$73,451
Shares Outstanding (unlimited authorized, $.01 par value)	3,654
Net Asset Value Per Share	$20.10
Class W Shares:
Net Assets	$87,382
Shares Outstanding (unlimited authorized, $.01 par value)	4,347
Net Asset Value Per Share	$20.10

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the year ended June 30, 2009

Net Investment Income: Income
Dividends	$24,076,361
Dividends from affiliates	131,709
Total Income	24,208,070
Expenses
Transfer agent fees and expenses	2,232,206
Distribution fee (Class A shares)	1,363,172
Distribution fee (Class B shares)	2,113,186
Distribution fee (Class C shares)	585,919
Distribution fee (Class R shares)	367
Distribution fee (Class W shares)	283
Investment advisory fee	1,227,724
Administration fee	818,483
Shareholder reports and notices	338,032
Professional fees	110,042
Custodian fees	80,271
Trustees' fees and expenses	59,254
Registration fees	51,706
Other	216,820
Total Expenses	9,197,465
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(4,607)
Net Expenses	9,192,858
Net Investment Income	15,015,212
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(191,674,588)
Investments in affiliates	(1,295,427)
Futures contracts	(2,024,118)
Net Realized Loss	(194,994,133)
Change in Unrealized Appreciation/Depreciation on:
Investments	(229,218,399)
Investments in affiliates	264,281
Futures contracts	222,263
Net Change in Unrealized Appreciation/Depreciation	(228,731,855)
Net Loss	(423,725,988)
Net Decrease	$(408,710,776)

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2009	FOR THE YEAR ENDED JUNE 30, 2008
Increase (Decrease) in Net Assets: Operations:
Net investment income	$15,015,212	$21,109,793
Net realized gain (loss)	(194,994,133)	216,237,129
Net change in unrealized appreciation/depreciation	(228,731,855)	(613,434,716)
Net Decrease	(408,710,776)	(376,087,794)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(9,685,278)	(11,131,648)
Class B shares	(1,212,927)	(1,029,812)
Class C shares	(457,070)	(456,394)
Class I shares	(4,307,220)	(6,382,188)
Class R shares	(1,244)	—
Class W shares	(1,407)	—
Net realized gain
Class A shares	(80,870,527)	(96,878,079)
Class B shares	(31,786,758)	(51,069,665)
Class C shares	(8,825,968)	(11,353,637)
Class I shares	(30,237,030)	(45,346,132)
Class R shares	(11,021)	—
Class W shares	(11,500)	—
Total Dividends and Distributions	(167,407,950)	(223,647,555)
Net decrease from transactions in shares of beneficial interest	(173,859,398)	(170,960,516)
Net Decrease	(749,978,124)	(770,695,865)
Net Assets:
Beginning of period	1,591,987,770	2,362,683,635
End of Period (Including accumulated undistributed net investment income of $9,344,620 and $11,361,084, respectively)	$842,009,646	$1,591,987,770

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009

1. Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering additional classes (Class R and Class W shares).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R, and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses.

For the period July 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A, Class B, Class C, Class I, Class R, and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2009, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Subsequent Events — The Fund considers events or transactions that occur after the date of the statement of assets and liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through August 24, 2009, the date of issuance of these financial statements.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,812,622 at June 30, 2009.

In the case of Class A, Class C, Class R and Class W shares expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended June 30, 2009, the distribution fee was accrued for Class A, Class C, Class R, Class W shares at the annual rate of 0.25%, 1.00%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $14,690, $384,094 and $8,541, respectively and received $143,692 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended June 30, 2009, advisory fees paid were reduced by $4,607 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliates" in the Statement of Operations and totaled $45,825 for the year ended June 30, 2009. For the year ended June 30, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $184,897,314 and $183,587,742, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2009, aggregated $406,925,246 and $729,195,317, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $1,307,873 and $1,754,692 , respectively, including net realized loss of $1,295,427. Also, included are purchases of Citigroup, Inc. common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $234,855.

For the year ended June 30, 2009, the Fund incurred brokerage commission of $678 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for the portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2009, included in "trustees' fees and expenses" in the Statement of Operations amounted to $7,310. At June 30, 2009, the Fund had an accrued pension liability of $67,770 which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received

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Notes to Financial Statements  ■  June 30, 2009 continued

from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JUNE 30, 2009		FOR THE YEAR ENDED JUNE 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,346,055	$70,507,214	2,003,927	$78,555,770
Conversion from Class B	286,924	6,105,494	1,367,814	55,358,227
Reinvestment of dividends and distributions	5,233,418	88,549,436	2,532,738	95,433,560
Redeemed	(8,642,625)	(182,921,358)	(5,544,025)	(214,478,453)
Net increase (decrease) — Class A	223,772	(17,759,214)	360,454	14,869,104
CLASS B SHARES
Sold	384,883	8,289,012	525,541	21,350,940
Conversion to Class A	(288,462)	(6,105,494)	(1,383,465)	(55,358,227)
Reinvestment of dividends and distributions	1,888,263	31,987,183	1,255,182	46,981,474
Redeemed	(4,912,016)	(106,937,915)	(3,791,305)	(144,603,444)
Net decrease — Class B	(2,927,332)	(72,767,214)	(3,394,047)	(131,629,257)
CLASS C SHARES
Sold	279,958	5,793,644	250,623	9,838,126
Reinvestment of dividends and distributions	555,627	9,134,509	303,863	11,130,495
Redeemed	(934,237)	(20,232,820)	(626,741)	(23,589,547)
Net decrease — Class C	(98,652)	(5,304,667)	(72,255)	(2,620,926)
CLASS I SHARES
Sold	670,632	15,381,741	868,740	34,795,984
Reinvestment of dividends and distributions	2,025,936	34,461,165	1,210,297	45,858,133
Redeemed	(5,843,447)	(127,909,508)	(3,389,304)	(132,433,554)
Net decrease — Class I	(3,146,879)	(78,066,602)	(1,310,267)	(51,779,437)
CLASS R SHARES
Sold	10	200	2,919	100,000
Reinvestment of dividends and distributions	725	12,265	—	—
Net increase — Class R	735	12,465	2,919	100,000
CLASS W SHARES
Sold	664	12,927	2,919	100,000
Reinvestment of dividends and Distributions	764	12,907	—	—
Net increase — Class W	1,428	25,834	2,919	100,000
Net decrease in Fund	(5,946,928)	$(173,859,398)	(4,410,277)	$(170,960,516)

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Notes to Financial Statements  ■  June 30, 2009 continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the fiscal year ended June 30, 2009, the Fund did not have an expense offset.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JUNE 30, 2009	FOR THE YEAR ENDED JUNE 30, 2008
Ordinary income	$15,850,578	$39,615,254
Long-term capital gains	151,557,372	184,032,301
Total distributions	$167,407,950	$223,647,555
As of June 30, 2009, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$9,272,418
Undistributed long-term gains	—
Net accumulated earnings	9,272,418
Capital loss carryforward*	(25,178,815)
Post October loss deferral	(118,803,100)
Temporary differences	(71,172)
Net unrealized appreciation	163,144,239
Total accumulated earnings	$28,363,570

*As of June 30, 2009, the Fund had a net capital loss carryforward of $25,178,815 which will expire on June 30, 2017 to offset future capital gains to the extent provided by regulations.

As of June 30, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss defferals on wash sales,

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Notes to Financial Statements  ■  June 30, 2009 continued

mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") held by the Fund.

Permanent differences, primarily due to tax adjustments on REITs sold/held by the Fund, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2009:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(1,366,530)	$1,449,713	$(83,183)

8. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Advertising/Marketing Services	$3,157,517	$3,157,517	—	—
Aerospace & Defense	17,140,077	17,140,077	—	—
Agricultural Commodities/Milling	1,733,973	1,733,973	—	—
Air Freight/Couriers	7,028,896	7,028,896	—	—
Airlines	1,620,409	1,620,409	—	—
Aluminum	1,659,411	1,659,411	—	—
Apparel/Footwear	6,485,658	6,485,658	—	—
Apparel/Footwear Retail	8,696,066	8,696,066	—	—
Auto Parts: O.E.M.	1,685,689	1,685,689	—	—
Automotive Aftermarket	1,626,890	1,626,890	—	—
Beverages: Alcoholic	4,948,407	4,948,407	—	—
Beverages: Non-Alcoholic	8,352,095	8,352,095	—	—
Biotechnology	13,233,286	13,233,286	—	—
Building Products	1,826,120	1,826,120	—	—
Cable/Satellite TV	7,001,240	7,001,240	—	—
Casino/Gaming	3,249,668	3,249,668	—	—
Chemicals: Agricultural	3,163,483	3,163,483	—	—
Chemicals: Major Diversified	6,750,439	6,750,439	—	—
Chemicals: Specialty	5,038,430	5,038,430	—	—
Coal	4,636,032	4,636,032	—	—
Commercial Printing/Forms	1,620,607	1,620,607	—	—
Computer Communications	4,998,911	4,998,911	—	—
Computer Peripherals	6,606,590	6,606,590	—	$0
Computer Processing Hardware	6,944,603	6,944,603	—	—
Construction Materials	1,581,468	1,581,468	—	—
Containers/Packaging	8,685,320	8,685,320	—	—
Contract Drilling	6,312,652	6,312,652	—	—
Data Processing Services	13,661,657	13,661,657	—	—
Department Stores	5,120,441	5,120,441	—	—
Discount Stores	9,966,878	9,966,878	—	—
Drugstore Chains	3,341,273	3,341,273	—	—
Electric Utilities	50,028,891	50,028,891	—	—
Electrical Products	5,049,793	5,049,793	—	—
Electronic Components	8,729,105	8,729,105	—	—

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Notes to Financial Statements  ■  June 30, 2009 continued

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Electronic Equipment/Instruments	$5,091,797	$5,091,797	—	—
Electronic Production Equipment	6,882,317	6,882,317	—	—
Electronics/Appliance Stores	3,324,633	3,324,633	—	—
Electronics/Appliances	5,044,395	5,044,395	—	—
Engineering & Construction	4,779,018	4,779,018	—	—
Environmental Services	3,256,689	3,256,689	—	—
Finance/Rental/Leasing	10,387,557	10,387,557	—	—
Financial Conglomerates	10,211,254	10,211,254	—	—
Financial Publishing/Services	6,457,904	6,457,904	—	—
Food Distributors	1,517,715	1,517,715	—	—
Food Retail	6,525,861	6,525,861	—	—
Food: Major Diversified	11,509,659	11,509,659	—	—
Food: Meat/Fish/Dairy	5,200,555	5,200,555	—	—
Food: Specialty/Candy	5,032,714	5,032,714	—	—
Forest Products	1,683,966	1,683,966	—	—
Gas Distributors	12,121,771	12,121,771	—	—
Home Building	8,801,641	8,801,641	—	—
Home Furnishings	3,205,307	3,205,307	—	—
Home Improvement Chains	6,622,501	6,622,501	—	—
Hospital/Nursing Management	1,792,460	1,792,460	—	—
Hotels/Resorts/Cruiselines	6,712,182	6,712,182	—	—
Household/Personal Care	10,363,105	10,363,105	—	—
Industrial Conglomerates	9,909,478	9,909,478	—	—
Industrial Machinery	8,496,505	8,496,505	—	—
Industrial Specialties	3,377,791	3,377,791	—	—
Information Technology Services	8,237,985	8,237,985	—	—
Insurance Brokers/Services	3,328,935	3,328,935	—	—
Integrated Oil	9,748,882	9,748,882	—	—
Internet Retail	3,306,850	3,306,850	—	—
Internet Software/Services	6,652,911	6,652,911	—	—
Investment Banks/Brokers	14,876,480	14,876,480	—	—
Investment Managers	11,938,945	11,938,945	—	—
Life/Health Insurance	10,094,938	10,094,938	—	—
Major Banks	17,933,995	17,933,995	—	—
Major Telecommunications	5,021,939	5,021,939	—	—
Managed Health Care	9,879,971	9,879,971	—	—
Media Conglomerates	7,869,667	7,869,667	—	—
Medical Distributors	6,820,714	6,820,714	—	—
Medical Specialties	27,671,409	27,671,409	—	—

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Notes to Financial Statements  ■  June 30, 2009 continued

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Medical/Nursing Services	$1,815,825	$1,815,825	—	—
Miscellaneous Commercial Services	3,557,588	3,557,588	—	—
Miscellaneous Manufacturing	1,741,791	1,741,791	—	—
Motor Vehicles	3,544,372	3,544,372	—	—
Multi-Line Insurance	2,910,480	2,910,480	—	—
Office Equipment/Supplies	3,238,052	3,238,052	—	—
Oil & Gas Pipelines	3,350,236	3,350,236	—	—
Oil & Gas Production	20,911,634	20,911,634	—	—
Oil Refining/Marketing	4,863,822	4,863,822	—	—
Oilfield Services/Equipment	13,301,351	13,301,351	—	—
Other Consumer Services	8,665,982	8,665,982	—	—
Other Consumer Specialties	1,758,956	1,758,956	—	—
Other Metals/Minerals	1,640,314	1,640,314	—	—
Packaged Software	20,241,712	20,241,712	—	—
Personnel Services	3,592,153	3,592,153	—	—
Pharmaceuticals: Generic Drugs	3,481,393	3,481,393	—	—
Pharmaceuticals: Major	13,559,974	13,559,974	—	—
Pharmaceuticals: Other	5,184,611	5,184,611	—	—
Precious Metals	3,154,070	3,154,070	—	—
Property — Casualty Insurers	11,861,055	11,861,055	—	—
Publishing: Books/Magazines	1,541,457	1,541,457	—	—
Publishing: Newspapers	5,124,162	5,124,162	—	—
Pulp & Paper	3,629,399	3,629,399	—	—
Railroads	6,475,317	6,475,317	—	—
Real Estate Development	1,912,080	1,912,080	—	—
Real Estate Investment Trusts	23,758,640	23,758,640	—	—
Recreational Products	5,120,694	5,120,694	—	—
Regional Banks	10,187,421	10,187,421	—	—
Restaurants	6,610,671	6,610,671	—	—
Savings Banks	3,353,970	3,353,970	—	—
Semiconductors	21,620,084	21,620,084	—	—
Services to the Health Industry	10,012,517	10,012,517	—	—
Specialty Insurance	3,299,867	3,299,867	—	—
Specialty Stores	12,128,920	12,128,920	—	—
Specialty Telecommunications	8,806,705	8,806,705	—	—
Steel	6,606,054	6,606,054	—	—
Telecommunications Equipment	8,625,980	8,625,980	—	—
Tobacco	6,661,794	6,661,794	—	—
Tools & Hardware	4,929,043	4,929,043	—	—

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Trucks/Construction/Farm Machinery	$8,089,548	$8,089,548	—	—
Wholesale Distributors	3,410,848	3,410,848	—	—
Wireless Telecommunications	1,394,888	1,394,888	—	—
Total Common Stocks	839,049,801	839,049,801	—	0
Short-Term Investments — Investment Company	3,400,232	3,400,232	—	—
Futures	107,083	107,083	—	—
Total	$842,557,116	$842,557,116	—	$0

The Fund held one level 3 security with a value of $0 for the entire period.

9. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures Contracts The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for the fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

Transactions in futures contracts for the year ended June 30, 2009, were as follows:

NUMBER OF CONTRACTS
Futures contracts, outstanding at beginning of the period	104
Futures contracts opened	5,197
Futures contracts closed	(5,186)
Futures contracts, outstanding at end of the period	115

The Fund adopted FASB Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2009.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE		LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Equity Risk	Variation margin	$107,083	†	Variation margin	$—

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended June 30, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACT

PRIMARY RISK EXPOSURE	FUTURES
Equity Risk	$(2,024,118)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES
Equity Risk	$222,263

10. Accounting Pronouncements

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2009 continued

Are Not Orderly ("FSP 157-4"), FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. The Fund has adopted the provisions of FSP 157-4 as of June 30, 2009 and it did not have a material impact on the Fund's financial statements. The disclosures required by FSP 157-4 are included in Note 8 of the financial statements.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. The Fund has adopted the provisions of SFAS No. 165 as of June 30, 2009. Although the adoption of SFAS No. 165 did not materially impact its financial position, results of operations, or changes in net assets, the Fund is now required to provide additional disclosures, which are included in Note 1.

In June 2009, FASB issued SFAS No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162 ("SFAS 168"). SFAS 168 will become the source of authoritative U.S. Generally Accepted Accounting Principles recognized by the FASB to be applied by nongovernmental entities. Once in effect, all of the Codification's content will carry the same level of authority, effectively superseding FASB Statement No. 162. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund does not anticipate that SFAS 168 will have a material impact on its financial statements.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2009		2008		2007		2006	2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.39		$45.39		$40.04		$37.58	$34.88
Income (loss) from investment operations:
Net investment income(1)	0.37		0.48		0.45		0.39	0.33
Net realized and unrealized gain (loss)	(9.39)		(7.81)		7.54		3.79	3.17
Total income (loss) from investment operations	(9.02)		(7.33)		7.99		4.18	3.50
Less dividends and distributions from:
Net investment income	(0.46)		(0.48)		(0.40)		(0.36)	(0.18)
Net realized gain	(3.77)		(4.19)		(2.24)		(1.36)	(0.62)
Total dividends and distributions	(4.23)		(4.67)		(2.64)		(1.72)	(0.80)
Net asset value, end of period	$20.14		$33.39		$45.39		$40.04	$37.58
Total Return(2)	(24.61)%		(17.31)%		20.44%		11.22%	10.07%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.75	%(4)	0.62	%(4)	0.62	%(4)	0.63%	0.70%
Net investment income	1.62	%(4)	1.22	%(4)	1.05	%(4)	0.98%	0.91%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$486,937		$799,622		$1,070,820		$850,678	$729,440
Portfolio turnover rate	39%		25%		14%		16%	14%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2009		2008		2007		2006	2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.02		$44.85		$39.57		$37.10	$34.52
Income (loss) from investment operations:
Net investment income(1)	0.20		0.18		0.12		0.09	0.06
Net realized and unrealized gain (loss)	(9.22)		(7.74)		7.45		3.74	3.14
Total income (loss) from investment operations	(9.02)		(7.56)		7.57		3.83	3.20
Less dividends and distributions from:
Net investment income	(0.15)		(0.08)		(0.05)		0.00	0.00
Net realized gain	(3.77)		(4.19)		(2.24)		(1.36)	(0.62)
Total dividends and distributions	(3.92)		(4.27)		(2.29)		(1.36)	(0.62)
Net asset value, end of period	$20.08		$33.02		$44.85		$39.57	$37.10
Total Return(2)	(25.14)%		(17.96)%		19.54%		10.38%	9.29%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.50	%(4)	1.37	%(4)	1.38	%(4)	1.38%	1.45%
Net investment income	0.87	%(4)	0.47	%(4)	0.29	%(4)	0.23%	0.16%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$155,328		$352,174		$630,489		$674,371	$767,445
Portfolio turnover rate	39%		25%		14%		16%	14%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2009		2008		2007		2006	2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$32.33		$44.08		$38.97		$36.60	$34.07
Income (loss) from investment operations:
Net investment income(1)	0.19		0.19		0.14		0.11	0.06
Net realized and unrealized gain (loss)	(9.06)		(7.58)		7.33		3.69	3.09
Total income (loss) from investment operations	(8.87)		(7.39)		7.47		3.80	3.15
Less dividends and distributions from:
Net investment income	(0.20)		(0.17)		(0.12)		(0.07)	0.00
Net realized gain	(3.77)		(4.19)		(2.24)		(1.36)	(0.62)
Total dividends and distributions	(3.97)		(4.36)		(2.36)		(1.43)	(0.62)
Net asset value, end of period	$19.49		$32.33		$44.08		$38.97	$36.60
Total Return(2)	(25.17)%		(17.89)%		19.53%		10.44%	9.26%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.50	%(4)	1.35	%(4)	1.34	%(4)	1.33%	1.45%
Net investment income	0.87	%(4)	0.49	%(4)	0.33	%(4)	0.28%	0.16%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$51,534		$88,658		$124,080		$101,809	$92,529
Portfolio turnover rate	39%		25%		14%		16%	14%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2009		2008		2007		2006	2005
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.62		$45.68		$40.28		$37.77	$35.04
Income (loss) from investment operations:
Net investment income(1)	0.43		0.59		0.56		0.49	0.42
Net realized and unrealized (loss)	(9.46)		(7.87)		7.58		3.81	3.20
Total income (loss) from investment operations	(9.03)		(7.28)		8.14		4.30	3.62
Less dividends and distributions from:
Net investment income	(0.55)		(0.59)		(0.50)		(0.43)	(0.27)
Net realized gain	(3.77)		(4.19)		(2.24)		(1.36)	(0.62)
Total dividends and distributions	(4.32)		(4.78)		(2.74)		(1.79)	(0.89)
Net asset value, end of period	$20.27		$33.62		$45.68		$40.28	$37.77
Total Return(2)	(24.41)%		(17.11)%		20.72%		11.49%	10.38%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.50	%(4)	0.37	%(4)	0.38	%(4)	0.38%	0.45%
Net investment income	1.87	%(4)	1.47	%(4)	1.29	%(4)	1.23%	1.16%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$148,051		$351,338		$537,295		$508,494	$458,885
Portfolio turnover rate	39%		25%		14%		16%	14%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30, 2009		FOR THE PERIOD MARCH 31,2008@@@ THROUGH JUNE 30, 2008
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.36		$34.26
Income (loss) from investment operations:
Net investment income(1)	0.30		0.09
Net realized and unrealized loss	(9.35)		(0.99)
Total loss from investment operations	(9.05)		(0.90)
Less dividends and distributions from:
Net investment income	(0.44)		–
Net realized gain	(3.77)		–
Total dividends and distributions	(4.21)		–
Net asset value, end of period	$20.10		$33.36
Total Return(2)	(24.78)%		(2.63	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.00	%(4)	0.86	%(4)(7)
Net investment income	1.37	%(4)	0.98	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$73		$97
Portfolio turnover rate	39%		25	%(6)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30, 2009		FOR THE PERIOD MARCH 31,2008@@@ THROUGH JUNE 30, 2008
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.38		$34.26
Income (loss) from investment operations:
Net investment income(1)	0.33		0.10
Net realized and unrealized loss	(9.37)		(0.98)
Total loss from investment operations	(9.04)		(0.88)
Less dividends and distributions from:
Net investment income	(0.47)		–
Net realized gain	(3.77)		–
Total dividends and distributions	(4.24)		–
Net asset value, end of period	$20.10		$33.38
Total Return(2)	(24.68)%		(2.57	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.85	%(4)	0.71	%(4)(7)
Net investment income	1.52	%(4)	1.13	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$87		$97
Portfolio turnover rate	39%		25	%(6)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Equally-Weighted S&P 500 Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund"), including the portfolio of investments, as of June 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equally-Weighted S&P 500 Fund as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 24, 2009

Morgan Stanley Equally-Weighted S&P 500 Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management's U.S. investment advisers and to current and former individual investors in certain U.S. mutual funds advised by Morgan Stanley and its affiliates.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401 (k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("other Morgan Stanley companies"), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

Morgan Stanley Equally-Weighted S&P 500 Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

A. Information we disclose to other Morgan Stanley companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies arc developed under conditions designed to safeguard your personal information.

B. Information we disclose to third parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor's affiliation with Morgan Stanley ends and he/she joins a non-affiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they arc not allowed to share personal information with others except to fulfill that limited purpose.

Morgan Stanley Equally-Weighted S&P 500 Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at 800.350.6414
Monday–Friday between 8 a.m. and 8 p.m. (ET)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley Equally-Weighted S&P 500 Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in"). If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2009 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2009. For corporate shareholders, 100.00% of the distributions qualify for the dividends received deduction. The Fund designated and paid $151,557,372 as a long-term capital gain distribution.
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended June 30, 2009. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The fund designated up to a maximum of $21,697,545 as taxable at this lower rate. For non-U.S. residents, the Fund may designate up to a maximum of $185,432 as qualifying as short-term capital gain dividends.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

VADANN
IU09-03571P-Y06/09

INVESTMENT MANAGEMENT

Morgan Stanley
Equally-Weighted
S&P 500 Fund

Annual Report

June 30, 2009

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2009

	Registrant			Covered Entities(1)
Audit Fees		$37,700		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,418,000	(2)
Tax Fees		$6,450	(3)	$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,450		$7,299,000

Total		$44,150		$7,299,000

2008

	Registrant			Covered Entities(1)
Audit Fees		$35,000		N/A

Non-Audit Fees
Audit-Related Fees		$325	(2)	$4,336,000	(2)
Tax Fees		$5,940	(3)	$762,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$6,265		$5,0989,000

Total		$41,265		$5,098,000

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009